Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Dec. 11, 2017
Document Effective Date	Dec. 11, 2017
Prospectus Date	Dec. 11, 2017
Calvert Absolute Return Bond Fund | Class A
Risk/Return:
Trading Symbol	CUBAX
Calvert Absolute Return Bond Fund | Class C
Risk/Return:
Trading Symbol	CUBCX
Calvert Absolute Return Bond Fund | Class I
Risk/Return:
Trading Symbol	CUBIX
Calvert Responsible Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	CTTLX
Calvert Responsible Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	CTTCX
Calvert Responsible Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	CTTIX